Current and long-term debt - ABN AMRO/K-Sure credit facility (Details)	1 Months Ended
	Sep. 30, 2017 USD ($) vessel tranche	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Disclosure of detailed information about borrowings [line items]
Debt outstanding		$ 2,552,473,000	$ 2,910,315,000
ABN / K-Sure Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Number of borrowing tranches | tranche	2
Net debt to capitalization ratio	0.60
Consolidated tangible net worth	$ 1,000,000,000.0
Cumulative positive net income	25.00%
Net proceeds of equity issuance	50.00%
Minimum ratio for fair value of vessels	135.00%
Deposit in debt service reserve account		500,000
Debt outstanding		$ 43,700,000	$ 46,800,000
ABN AMRO / K-Sure Credit Facility - Commercial Tranche [Member]
Disclosure of detailed information about borrowings [line items]
Loan maximum borrowing capacity	$ 11,500,000.0
ABN AMRO / K-Sure Credit Facility - Commercial Tranche [Member] | London Interbank Offered Rate (LIBOR) [Member]
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis	2.75%
ABN AMRO / K-Sure Credit Facility - K-Sure Tranche [Member]
Disclosure of detailed information about borrowings [line items]
Loan maximum borrowing capacity	$ 43,800,000.0
Periodic borrowing payment amount	$ 1,000,000
Borrowings instrument term	12 years
ABN AMRO / K-Sure Credit Facility - K-Sure Tranche [Member] | London Interbank Offered Rate (LIBOR) [Member]
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis	1.80%
Consolidated Liquidity Requirement - Scenario One [Member] | ABN / K-Sure Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Covenant liquidity requirement amount	$ 25,000,000.0
Consolidated Liquidity Requirement - Scenario Two [Member] | ABN / K-Sure Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Consolidated liquidity requirement per each owned vessel	500,000
Consolidated liquidity requirement per each chartered-in vessel	$ 250,000
STI Precision And STI Prestige [Member] | Vessels [member] | ABN / K-Sure Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Number of collateralized vessels refinanced | vessel	2